General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Valens Semiconductor Ltd. (hereafter “Valens”, and together with its wholly owned subsidiaries, the “Company”), was incorporated in Israel in 2006.

Valens is a leading provider of semiconductor products (chips), operates in the Audio-Video, industrial, machine vision, medical (all referred to as the “CIB”) and Automotive industries, renowned for its Physical Layer (PHY) technologies, enabling resilient high-speed connectivity over simple, low-cost infrastructure. Valens is the inventor of the HDBaseT Technology, which enables the converged delivery of ultra-high-definition digital video and audio, Ethernet, control signals, USB and power through a single cable. In the audio-video space, Valens’ HDBaseT technology enables plug-and-play digital connectivity between ultra-HD video sources and remote displays. In the automotive domain, Valens’ product offering includes both symmetric and asymmetric connectivity solutions for high bandwidth transmission of native interfaces over single low-cost wires and connectors. Valens’ advanced PHY technologies for the auto industry provides the safety and resilience required to handle the noisy automotive environment, addressing the needs of Advanced driver-assistance systems (ADAS), Automotive Data Solutions (ADS), infotainment, telematics and backbone connectivity.

On September 29, 2021 (the “Merger Closing Date”), the Company consummated a merger transaction (referred to as the “Merger Agreement Closing”), by and among the Company, PTK Acquisition Corp., a special purpose acquisition company whose common stock and warrants were then traded on the New York Stock Exchange (“PTK” or “SPAC”) and Valens Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”).

As of September 30, 2021, the Company’s shares and warrants began trading on the New York Stock Exchange under the Symbols “VLN” and “VLNW”.

b.	In March 2010, the Company incorporated, together with Samsung Electronics, LG Electronics and Sony Pictures Technologies Inc., the HDBaseT Licensing LLC (the “LLC’) in Oregon, USA. The Company holds 25% of interest in the LLC. The LLC’s purposes are (i) to hold, obtain, license and/or acquire rights to certain intellectual property associated with or connected to or related to technical specifications developed by the HDBaseT Alliance, an Oregon nonprofit mutual benefit corporation (hereafter the “Alliance”), to enter into licensing arrangements for such intellectual property as required by the intellectual property rights policy of the Alliance; and (ii) to engage in any other lawful act or activity for which limited liability companies may be formed under the Act, and to do all things incidental to such purposes.

c.	As of December 31, 2025, and 2024, the Company has wholly owned subsidiaries in the United States, Japan, China, and Germany primarily for the marketing of and support for the Company’s products. During 2024 the Company acquired Acroname Inc., a US company specializing in advanced automation and control technologies (refer to note 3).